Goodwill and intangible assets - Movement analysis of goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	$ 21,346
Goodwill and intangible assets ending balance	23,453	$ 21,346
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	12,330
Goodwill and intangible assets ending balance	13,588	12,330
Goodwill | Gross amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	21,445	22,187
Exchange differences	1,490	(562)
Reclassified to held for sale	0	(183)
Other	(33)	3
Goodwill and intangible assets ending balance	22,902	21,445
Goodwill | Accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	(9,115)	(5,893)
Exchange differences	(327)	0
Impairment losses	0	(3,240)
Other	(128)	(18)
Goodwill and intangible assets ending balance	$ (9,314)	$ (9,115)